Supplemental Information - Supplemental Information of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating activities:
Net income	$ 23	$ 101
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	173	176
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	103	97
Loss from disposal of assets	3	2
Undistributed income of unconsolidated subsidiaries	19	30
Other non cash items	47	45
Changes in operating assets and liabilities:
Provisions	(75)	27
Deferred income taxes	81	30
Trade and financing receivables related to sales, net	276	(386)
Inventories, net	(746)	(1,105)
Trade payables	7	(559)
Other assets and liabilities	(532)	(362)
Net cash used in operating activities	(621)	(1,904)
Investing activities:
Additions to retail receivables	(1,360)	(1,466)
Collections of retail receivables	1,814	1,700
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	0	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	162	128
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(88)	(152)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(363)	(318)
Other	429	95
Net cash provided by (used in) investing activities	594	(11)
Financing activities:
Proceeds from long-term debt	2,387	5,266
Payments of long-term debt	(3,889)	(3,556)
Net increase (decrease) in other financial liabilities	469	(360)
Dividends paid	0	(3)
Other	2	4
Net cash (used in) provided by financing activities	(1,031)	1,351
Effect of foreign exchange rate changes on cash and cash equivalents	(407)	25
Decrease in cash and cash equivalents	(1,465)	(539)
Cash and cash equivalents, beginning of year	5,163	5,567
Cash and cash equivalents, end of period	3,698	5,028
Industrial Activities [Member]
Operating activities:
Net income	23	101
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	172	175
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	56	63
Loss from disposal of assets	1	2
Undistributed income of unconsolidated subsidiaries	(25)	40
Other non cash items	22	13
Changes in operating assets and liabilities:
Provisions	(77)	8
Deferred income taxes	38	8
Trade and financing receivables related to sales, net	178	50
Inventories, net	(738)	(1,125)
Trade payables	6	(473)
Other assets and liabilities	(490)	(431)
Net cash used in operating activities	(834)	(1,569)
Investing activities:
Additions to retail receivables	0
Collections of retail receivables	0
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	0	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	60	58
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(88)	(142)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(117)	(163)
Other	905	698
Net cash provided by (used in) investing activities	760	453
Financing activities:
Proceeds from long-term debt	155	1,795
Payments of long-term debt	(1,456)	(361)
Net increase (decrease) in other financial liabilities	279	(102)
Dividends paid	0	(3)
Other	2	4
Net cash (used in) provided by financing activities	(1,020)	1,333
Effect of foreign exchange rate changes on cash and cash equivalents	(298)	18
Decrease in cash and cash equivalents	(1,392)	235
Cash and cash equivalents, beginning of year	4,122	4,010
Cash and cash equivalents, end of period	2,730	4,245
Financial services [Member]
Operating activities:
Net income	85	86
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	1	1
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	47	34
Loss from disposal of assets	2
Undistributed income of unconsolidated subsidiaries	(6)	(6)
Other non cash items	25	32
Changes in operating assets and liabilities:
Provisions	2	19
Deferred income taxes	43	22
Trade and financing receivables related to sales, net	115	(441)
Inventories, net	(8)	20
Trade payables	(16)	(78)
Other assets and liabilities	(42)	66
Net cash used in operating activities	248	(245)
Investing activities:
Additions to retail receivables	(1,360)	(1,466)
Collections of retail receivables	1,814	1,700
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	0
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	102	70
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	0	(10)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(246)	(155)
Other	(416)	(603)
Net cash provided by (used in) investing activities	(106)	(464)
Financing activities:
Proceeds from long-term debt	2,232	3,471
Payments of long-term debt	(2,433)	(3,195)
Net increase (decrease) in other financial liabilities	190	(258)
Dividends paid	(35)	(90)
Other	(60)
Net cash (used in) provided by financing activities	(106)	(72)
Effect of foreign exchange rate changes on cash and cash equivalents	(109)	7
Decrease in cash and cash equivalents	(73)	(774)
Cash and cash equivalents, beginning of year	1,041	1,557
Cash and cash equivalents, end of period	$ 968	$ 783